INVENTORIES	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
9	INVENTORIES
  Inventories consist of the following:
	December 31, 2011	December 31, 2010

Ink	$140,747	$74,749
Newsprint	1,030,287	637,985
Other consumables	124,179	86,769
	$1,295,213	$799,503